CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues:
Enterprise software and related maintenance services	$ 9,598	59,794	61,014	49,650
Software development services	1,201	7,481	5,963	23,809
B2C e-commerce	3,710	23,112	8,239	5,448
Total net revenues	14,509	90,387	75,216	78,907
Cost of revenues:
Enterprise software and related maintenance services
Software development services (including share-based compensation expense of RMB8 in 2010, RMB21 in 2011 and RMB(13) in 2012)	(380)	(2,365)	(2,281)	(10,144)
B2C e-commerce	(2,947)	(18,363)	(8,452)	(6,910)
Total cost of revenues	(3,327)	(20,728)	(10,733)	(17,054)
Gross profit	11,182	69,659	64,483	61,853
Operating expenses:
Selling and marketing (including share-based compensation expense of RMB607 in 2010, RMB347 in 2011 and RMB11 in 2012)	(3,475)	(21,647)	(22,493)	(16,663)
General and administrative (including share-based compensation expense of RMB26,741 in 2010, RMB4,127 in 2011 and RMB900 in 2012)	(12,494)	(77,841)	(79,354)	(89,531)
Research and development (including share-based compensation expense of RMB4,354 in 2010, RMB2,632 in 2011 and RMB1,178 in 2012)	(2,387)	(14,872)	(11,042)	(15,695)
(Allowance for) recovery of doubtful accounts, net	611	3,807	6,842	(2,585)
Total operating expenses	(17,745)	(110,553)	(106,048)	(124,474)
Loss from operations	(6,563)	(40,894)	(41,565)	(62,621)
Interest income	917	5,718	1,922	3,686
Gain on sales of short-term investments	18,241	113,644	32,689	65,146
Change in fair value of marketable options	(2,583)	(16,094)	7,252	(18,211)
Gain (loss) on investments under cost method			(3,373)	12,153
Income (loss) from equity method investments	(138)	(857)	1,639
Other income	1,237	7,706	5,994	13,448
Income before income tax and non-controlling interest	11,111	69,223	4,558	13,601
Income tax expense	(108)	(671)	(1,048)	(878)
Income from continuing operations before non-controlling interest	11,003	68,552	3,510	12,723
Discontinued operations:
Loss from discontinued operations, including loss on disposal of discontinued operations of RMB1,808 in 2010				(398)
Income tax
Loss from discontinued operations, net of tax				(398)
Net income	11,003	68,552	3,510	12,325
Net loss (income) attributable to non-controlling interest		(3)	15
Net income attributable to the Company	$ 11,003	68,549	3,525	12,325
Income from continuing operations per share:
Basic	$ 0.29	1.81	0.09	0.35
Diluted	$ 0.27	1.67	0.09	0.34
Loss from discontinued operations per share:
Basic				(0.01)
Diluted				(0.01)
Income attributable to the Company per share:
Basic	$ 0.29	1.81	0.09	0.34
Diluted	$ 0.27	1.67	0.09	0.33
Weighted average number of shares used in computation:
Basic	37,780,134	37,780,134	37,443,657	35,800,428
Diluted	41,092,700	41,092,700	40,465,449	37,291,534